Contingent liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Contingent Liabilities [Abstract]
Contingent liabilities
30	Contingent liabilities

The Group is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2018. These claims are mainly related to alleged copyright infringement as well as routine and incidental matters to its business, among others. Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could impact the Company’s future financial results. The Group has made accruals in “Other payables and accruals” in the consolidated balance sheet as of December 31, 2018 and recognized related expenses for the year ended December 31, 2018.

The Company is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Company does not believe that, as of December 31, 2018, there was at least a reasonable possibility that the Company may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments handed down by the court and out-of-court settlements after December 31, 2018, but related to cases arising on or before December 31, 2018. The Company is in the process of appealing certain judgments for which losses have been accrued. However, the ultimate timing and outcome of pending litigation is inherently uncertain. Therefore, although management considers the likelihood of a material loss for all pending claims, both asserted and unasserted, to be remote, if one or more of these legal matters were resolved against the Company in the same reporting period for amounts in excess of management’s expectations, the Company’s consolidated financial statements of a particular reporting period could be materially adversely affected.

30Contingent liabilities (Continued)

On December 6, 2018, the Company became aware of an arbitration (the “Arbitration”) filed by an individual named Mr. Hanwei Guo (the “Claimant”) before the China International Economic and Trade Arbitration Commission, or CIETAC. The Arbitration named Mr. Guomin Xie (the Co- President and a director of the Company), CMC, and certain affiliates of CMC as respondents (collectively, the “Respondents”). In 2012, Mr Xie co-founded CMC and the Claimant become an investor in CMC’s business by acquiring substantial stakes in entities including CMC, Ocean Interactive (Beijing) Technology Co., Ltd. (“Ocean Technology”) and Ocean Interactive (Beijing) Culture Co., Ltd. (“Ocean Culture”).

The Claimant alleged that Mr. Xie defrauded and threatened him into signing a series of agreements in late 2013 to relinquish his substantial investment interests in multiple entities, including CMC, Ocean Culture and Ocean Technology (together, the Ocean Music entities”), and transferring his equity interests in the Ocean Music Entities to Mr. Xie, CMC and certain other Respondents at below-market value. The Claimant seeks an award from CIETAC ruling, among other things, that (i) such agreements, pursuant to which the Claimant allegedly transferred his interests in the Ocean Music Entities to Mr. Xie, CMC and other Respondents, be declared invalid; (ii) Mr. Xie, CMC and other applicable Respondents return to Claimant all of his initial equity interests in the Ocean Music Entities; and (iii) the Respondents pay damages in the amount of RMB100 million (US$14.6 million).

In addition, the Claimant filed a Petition for an Order to Take Discovery (the “Discovery Petition”) with the U.S. District Court of the Southern District of New York (the “District Court”) on December 5, 2018, whereby he seeks to subpoena certain documents in support of his allegations in the Arbitration from Deutsche Bank Securities Inc., J.P. Morgan Securities LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Morgan Stanley & Co. LLC, each of which is an underwriter of the Company in the Offering on December 12, 2018, for use in the Arbitration. The Company and the underwriters opposed the Claimant’s Discovery Petition by filing Oppositions in the District Court on December 21, 2018. On February 25, 2019, the Discovery Petition was denied by the District Court. On March 27, 2019, the Claimant filed a notice of appeal with the United States Court of Appeals for the Second Circuit regarding the denial of the Discovery Petition. As of date of this report, the Company is not aware of any such order granted by the United States Court of Appeals.

CMC was acquired by Tencent in 2016 and subsequently was renamed as Tencent Music Entertainment Group. As a result of the merger of CMC’s operations and Tencent’s former music businesses in 2016, Ocean Culture and Ocean technology also became the Company’s PRC consolidated entities.

The Arbitration is currently pending for hearing as of the report date. Although both the Company and Mr. Xie intend to contest the Claimant’s claims vigorously, the Company is of the view that this pending Arbitration is still at an early stage and therefore it is unable to determine the likelihood of an unfavorable outcome of such Arbitration.